January 6, 1997

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      John Hancock Tax-Free Bond Trust,  File Nos. 811-5968; 33-32246
           John Hancock Tax-Free Bond Fund
           John Hancock High Yield Tax Free Fund

Gentlemen:

         CERTIFICATE UNDER RULE 497 (j)


Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectus and Statement of Additional Information dated January 1, 1997 for the above-captioned registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of most recent registration statement has been filed electronically.

Sincerely,

/s/ Marilyn Lutzer

Marilyn Lutzer